Accounts Payable and Accrued Liabilities and Provisions (Tables)	12 Months Ended
Aug. 31, 2019
Accounts Payable and Accrued Liabilities and Provisions [Abstract]
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities

	As at August 31,
	2019	2018

Trade	$27,996	$26,052
Salaries and social benefits	19,716	18,101
Forward exchange contracts (note 6)	845	590
Other	2,233	3,155
	$50,790	$47,898

Provisions	Provisions
	As at August 31,
	2019	2018

Warranty	$356	$417
Restructuring charges (note 4)	1,133	3,167
Other	2,313	1,717
	$3,802	$5,301